RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 14, 2023	Sep. 15, 2023	Jun. 30, 2022	Oct. 31, 2023	Oct. 31, 2022	Mar. 31, 2024	Sep. 02, 2023	Aug. 17, 2023
Related Party Transaction [Line Items]
Repayment of general operating expenses
Officer compensation				7,000	63,000
Notes payable				184,296	119,121
Everett Dickson [Member]
Related Party Transaction [Line Items]
General operating expenses			$ 6,000
Repayment of general operating expenses			$ 6,000
Officer compensation					5,500
Payment to related party								$ 1,910
Deposit by related party							$ 2,000
Due to related party							17,410
Pickle Jar [Member]
Related Party Transaction [Line Items]
Due from related party					22,000
Notes payable					$ 16,500
1800 Diagonal Lending [Member]
Related Party Transaction [Line Items]
Payment to related party							$ 13,500
Robert C. Bohorad [Member]
Related Party Transaction [Line Items]
Shares granted	30,000,000
Share price	$ 0.006
Non-cash compensation	$ 180,000
Shares returned		30,000,000
Accrued compensation				$ 53,000
Robert C. Bohorad [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Due to related party						$ 30,000